Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Schedule of taxes payable

	2022	2021
Brazil
IPI	74,219	131,290
ICMS	218,179	485,302
PIS and Cofins	20,406	33,516
Other	103,549	46,117

Other countries
Value-added tax	150,260	229,571
Tax on financial income	222,464	346,817
Total	789,077	1,272,613

Current liabilities	491,051	1,012,116
Non-current liabilities	298,026	260,497
Total	789,077	1,272,613